Shareholders' equity: - Stock Issuances (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 14, 2022	Jul. 28, 2022	Jul. 18, 2022	Jul. 13, 2022	Dec. 29, 2021	Dec. 17, 2021	Dec. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity:
Agent commission, legal, professional and filing fees								$ 11,434	$ 14,271
Own shares held
Shareholders' equity:
New shares issuance (in shares)			16,540,541			25,000,000
Price per share			$ 9.25			$ 8.00
Proceeds from issuance of shares			$ 153,000			$ 200,000
Over-allotment option | Own shares held
Shareholders' equity:
Price per share		$ 9.25			$ 8.00
Proceeds from issuance of shares		$ 22,950			$ 24,000
Number of common shares option		2,481,081			3,000,000
2022 ATM Sales Agreement
Shareholders' equity:
New shares issuance (in shares)	0
Aggregate gross proceeds	$ 80,000
Maximum commission percentage	3.00%
Total costs incurred								$ 325
Common shares sold								0
2020 ATM Sales Agreement
Shareholders' equity:
Deferred financing costs				$ 390
Common shares sold				0
2020 ATM Sales Agreement | Jefferies
Shareholders' equity:
Aggregate gross proceeds							$ 50,000